Fixed assets	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

				Office
	Photovoltaic	Pumped	Biogas	furniture and	Leasehold
	Plants	storage	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2020	102,784	-	19,588	147	52	122,571
Additions	120,842	16,607	558	38	-	138,045
New companies	-	-	17,233	-	-	17,233
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(5)	-	(5)
Balance as at December 31, 2020	223,626	16,607	37,379	180	-	277,792

Balance as at January 1, 2021	223,626	16,607	37,379	180	-	277,792
Additions	17,896	36,864	620	2	-	55,382
Balance as at June 30, 2021	241,522	53,471	37,999	182	-	333,174

Depreciation
Balance as at January 1, 2020	5,456	-	2,545	129	52	8,182
Depreciation for the year	830	-	1,457	12	-	2,299
New companies	-	-	3,272	-	-	3,272
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(4)	-	(4)
Balance as at December 31, 2020	6,286	-	7,274	137	-	13,697

Balance as at January 1, 2021	6,286	-	7,274	137	-	13,697
Depreciation for the period	5,028	-	1,459	7	-	6,494
Balance as at June 30, 2021	11,314	-	8,733	144	-	20,191

Carrying amounts
As at December 31, 2020	217,340	16,607	30,105	43	-	264,095
As at June 30, 2021	230,208	53,471	29,266	38	-	312,983